Pension Schemes (Tables)	12 Months Ended
Dec. 31, 2023
Pension Schemes
Schedule of net defined benefit obligation

(in EUR 000)	2023	2022
Net defined benefit liability at January 1	—	80
Defined benefit cost included in profit or loss	284	166
Total remeasurement included in OCI	(81)	(70)
Employer contributions	(194)	(176)
Net defined benefit liability at December 31	9	—

Schedule of gross defined benefit liability

(in EUR 000)	2023	2022
Gross defined benefit liability at January 1	583	494
Current service cost	287	166
Interest cost	24	7
Administrative expenses	(3)	(3)
Taxes on contributions	(8)	(7)
Insurance premiums for risk benefits	(9)	(10)
Actuarial gain due to change in financial assumptions	4	(69)
Actuarial loss due to change in experience assumptions	(114)	5
Gross defined benefit liability at December 31	764	583

Schedule of fair value of the plan assets

(in EUR 000)	2023	2022
Fair value plan assets at January 1	583	414
Interest income	27	7
Employer contributions	194	176
Administrative expenses	(3)	(3)
Taxes on contributions	(8)	(7)
Insurance premiums for risk benefits	(9)	(10)
Actuarial gain on fair value of the plan assets	(29)	6
Fair value plan assets at December 31	755	583

Schedule of the number of members and the average age of the members

	For the year ended December 31
	2023	2022
Active members	40	35
Average age	39	40

Schedule of assumptions for defined benefit plan

	For the year ended December 31
	2023	2022
Discount rate	3.4%	4.2%
Inflation rate	2.2%	2.2%
Salary increase (in excess of inflation)	1.0%	1.0%
Withdrawal rate based on age (minimum)	0.0%	0.0%
Withdrawal rate based on age (maximum)	12.0%	12.0%

Schedule of sensitivity analysis for actuarial assumptions

	For the year ended December 31
	2023	2022
Increase of 0.25% in the discount rate	(2)	—
Decrease of 0.25% in the discount rate	3	—

Schedule of total expected benefit payments

As at
December 31,
(in EUR 000)	2023
In the next 12 months	14
Between 2 and 5 years	90
Between 6 and 10 years	58
Expected total benefit payments	162